Risk Management (Details) - Schedule of Fair Value of Derivative Instruments - Financial Derivative Contracts $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) classification
Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 53,690
Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	1,720
Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	6,600
Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 45,370
Hong Kong | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	2
Maximum exposure to credit risk	$ 4,730
Hong Kong | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Hong Kong | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	4,730
Hong Kong | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Hong Kong | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 0
México | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	3
Maximum exposure to credit risk	$ 2,620
México | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	1,680
México | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	940
México | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
México | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 0
China | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	2
Maximum exposure to credit risk	$ 44,650
China | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
China | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
China | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
China | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 44,650
Italia | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	2
Maximum exposure to credit risk	$ 930
Italia | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Italia | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	930
Italia | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Italia | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 0
Panama | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	3
Maximum exposure to credit risk	$ 30
Panama | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	30
Panama | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Panama | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Panama | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 0
Peru | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	3
Maximum exposure to credit risk	$ 10
Peru | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	10
Peru | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Peru | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Peru | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 0
Indonesia | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	2
Maximum exposure to credit risk	$ 270
Indonesia | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Indonesia | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Indonesia | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Indonesia | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 270
OMAN | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	4
Maximum exposure to credit risk	$ 450
OMAN | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
OMAN | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
OMAN | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
OMAN | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 450
Spain | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	1
Maximum exposure to credit risk	$ 241,000
Spain | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	239,000
Spain | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	2,000
Spain | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Spain | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 0